Equity - Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Equity Reserves [Abstract]
Schedule of equity - reserves
	Consolidated			Consolidated
	2022	2021	2020	2022
	AUD$	AUD$	AUD$	$
Foreign currency reserve	(697,705)	237,437	198,160	(473,984)
Re-measurements of defined benefit plans reserve	(142,432)	(508,949)	(474,752)	(96,761)

	(840,137)	(271,512)	(276,592)	(570,745)

Schedule of reserve during the current and previous financial year
	Re-measurement of defined benefit plans	Foreign currency
	reserve	reserve	Total	Total
Consolidated	AUD$	AUD$	AUD$	$

Balance at 1 January 2020	(481,202)	22,324	(458,878)
Re-measurement of defined benefit plans	6,450		6,450
Re-allocation between accumulated losses and foreign currency reserve	-	175,836	175,836

Balance at 31 December 2020	(474,752)	198,160	(276,592)
Re-measurement of defined benefit plans	(34,197)		(34,197)
Re-allocation between accumulated losses and foreign currency reserve	-	39,277	39,277

Balance at 31 December 2021	(508,949)	237,437	(271,512)
Re-measurement of defined benefit plans	366,517		366,517	248,993
Re-allocation between accumulated losses and foreign currency reserve	-	(935,142)	(935,142)	(635,287)

Balance at 31 December 2022	(142,432)	(697,705)	(840,137)	(570,745)